Schedule of Investments (unaudited) March 31, 2020	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.0%

Aerospace & Defense — 1.5%
Curtiss-Wright Corp.	1,581	$146,100
HEICO Corp.	651	48,571
Hexcel Corp.(a)	1,631	60,657
Lockheed Martin Corp.	317	107,447
Raytheon Co.	683	89,575
Teledyne Technologies, Inc.(b)	1,215	361,183
United Technologies Corp.	2,250	212,243

		1,025,776

Air Freight & Logistics — 0.2%
FedEx Corp.	981	118,956

Airlines — 0.2%
Alaska Air Group, Inc.	453	12,897
Delta Air Lines, Inc.	4,032	115,033
United Airlines Holdings, Inc.(b)	286	9,023

		136,953

Auto Components — 0.2%
Aptiv plc	637	31,366
Goodyear Tire & Rubber Co. (The)	17,686	102,932

		134,298

Automobiles — 0.5%
General Motors Co.	15,171	315,254
Harley-Davidson, Inc.(a)	1,283	24,287

		339,541

Banks — 8.0%
Bank of America Corp.	47,701	1,012,692
Bank OZK	1,944	32,465
Citigroup, Inc.	8,893	374,573
Citizens Financial Group, Inc.	5,981	112,503
Comerica, Inc.	581	17,047
Cullen/Frost Bankers, Inc.(a)	5,428	302,828
East West Bancorp, Inc.	2,644	68,057
First Horizon National Corp	13,399	107,996
JPMorgan Chase & Co.	20,587	1,853,448
M&T Bank Corp.	106	10,964
PacWest Bancorp.	702	12,580
PNC Financial Services Group, Inc. (The)	2,781	266,197
Regions Financial Corp.	10,553	94,660
SVB Financial Group(b)	35	5,288
Truist Financial Corp.	6,262	193,120
US Bancorp.	5,916	203,806
Webster Financial Corp.	1,405	32,174
Wells Fargo & Co.	25,868	742,412
Wintrust Financial Corp.	306	10,055
Zions Bancorp NA	3,152	84,347

		5,537,212

Beverages — 2.2%
Coca-Cola Co. (The)	9,478	419,402
Coca-Cola European Partners plc	1,708	64,101
Molson Coors Beverage Co., Class B	10,313	402,310
PepsiCo, Inc.	5,384	646,618

		1,532,431

Biotechnology — 3.1%
AbbVie, Inc.	4,887	372,341
Amgen, Inc.	147	29,801
Biogen, Inc.(b)	797	252,155
Gilead Sciences, Inc.	15,277	1,142,109
Regeneron Pharmaceuticals, Inc.(b)	460	224,613
United Therapeutics Corp.(a)(b)	1,126	106,773

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(b)	150	$35,692

		2,163,484

Building Products — 0.7%
Allegion plc	4,934	454,026
Resideo Technologies, Inc.(b)	4,414	21,364

		475,390

Capital Markets — 4.1%
Affiliated Managers Group, Inc.	2,371	140,221
Bank of New York Mellon Corp. (The)	6,858	230,977
Charles Schwab Corp. (The)(a)	4,998	168,033
CME Group, Inc.	2,558	442,304
FactSet Research Systems, Inc.(a)	512	133,468
Goldman Sachs Group, Inc. (The)	1,442	222,919
Intercontinental Exchange, Inc.(a)	2,882	232,721
Invesco Ltd.(a)	6,156	55,896
Moody’s Corp.	81	17,132
Morgan Stanley	16,952	576,368
Nasdaq, Inc.	934	88,683
Northern Trust Corp.	776	58,557
S&P Global, Inc.	853	209,028
State Street Corp.	1,032	54,975
T. Rowe Price Group, Inc.	1,931	188,562
TD Ameritrade Holding Corp.	221	7,660

		2,827,504

Chemicals — 2.4%
Air Products & Chemicals, Inc.	2,029	405,009
Chemours Co. (The)(a)	3,572	31,684
Corteva, Inc.(b)	1,298	30,503
Dow, Inc.	5,769	168,685
DuPont de Nemours, Inc.	2,746	93,638
FMC Corp.	563	45,991
Linde plc	616	106,568
LyondellBasell Industries NV, Class A	4,190	207,950
Mosaic Co. (The)	15,596	168,749
PPG Industries, Inc.	3,958	330,889
Sherwin-Williams Co. (The)	152	69,847

		1,659,513

Commercial Services & Supplies — 0.2%
ADT, Inc.	2,642	11,413
Cintas Corp.	809	140,135

		151,548

Construction & Engineering — 0.4%
EMCOR Group, Inc.(a)	1,705	104,551
Fluor Corp.	7,800	53,898
MasTec, Inc.(a)(b)	1,846	60,419
Quanta Services, Inc.	756	23,988

		242,856

Consumer Finance — 1.2%
Ally Financial, Inc.	11,248	162,309
American Express Co.	4,350	372,403
Capital One Financial Corp.	6,325	318,907

		853,619

Containers & Packaging — 0.3%
International Paper Co.	1,270	39,535
Sonoco Products Co.	170	7,880
WestRock Co.	6,294	177,868

		225,283

Distributors — 0.0%
Pool Corp.	42	8,264

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.3%
Grand Canyon Education, Inc.(b)	213	$16,249
H&R Block, Inc.(a)	14,011	197,275

		213,524

Diversified Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(b)	13,791	2,521,408
Equitable Holdings, Inc.	1,368	19,768

		2,541,176

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	39,033	1,137,812
CenturyLink, Inc.(a)	14,568	137,813
Verizon Communications, Inc.	22,245	1,195,224

		2,470,849

Electric Utilities — 3.8%
Alliant Energy Corp.	8,047	388,590
Eversource Energy	10,449	817,216
IDACORP, Inc.	2,527	221,845
NextEra Energy, Inc.	1,860	447,553
Pinnacle West Capital Corp.	3,671	278,225
Xcel Energy, Inc.	8,176	493,013

		2,646,442

Electrical Equipment — 1.2%
AMETEK, Inc.	5,007	360,604
Hubbell, Inc.	4,183	479,958

		840,562

Electronic Equipment, Instruments & Components — 0.7%
Avnet, Inc.	10,731	269,348
National Instruments Corp.(a)	7,122	235,596

		504,944

Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	8,081	84,850
Halliburton Co.	3,042	20,838
Helmerich & Payne, Inc.(a)	2,483	38,859
National Oilwell Varco, Inc.	2,831	27,829
Patterson-UTI Energy, Inc.(a)	8,599	20,208
Schlumberger Ltd.	427	5,760
TechnipFMC plc	1,250	8,425
Transocean Ltd.(b)	26,929	31,237

		238,006

Entertainment — 1.5%
Activision Blizzard, Inc.	3,394	201,875
Cinemark Holdings, Inc.	5,283	53,834
Walt Disney Co. (The)	7,501	724,597
Zynga, Inc., Class A(b)	4,232	28,989

		1,009,295

Equity Real Estate Investment Trusts (REITs) — 4.0%
Alexandria Real Estate Equities, Inc.(a)	657	90,048
AvalonBay Communities, Inc.	186	27,374
Boston Properties, Inc.(a)	6,375	587,966
Brandywine Realty Trust	5,287	55,619
Digital Realty Trust, Inc.	569	79,040
Douglas Emmett, Inc.(a)	5,095	155,449
Equity Residential	3,179	196,176
Essex Property Trust, Inc.	363	79,947
Host Hotels & Resorts, Inc.(a)	22,157	244,613
Lamar Advertising Co., Class A	1,534	78,664
Macerich Co. (The)	1,694	9,537
National Retail Properties, Inc.	2,577	82,954
Outfront Media, Inc.	1,178	15,879
Park Hotels & Resorts, Inc.	15,931	126,014
Prologis, Inc	6,690	537,675

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	1,895	$94,485
Regency Centers Corp.(a)	2,449	94,115
RLJ Lodging Trust	12,176	93,999
Ventas, Inc.	806	21,601
Vornado Realty Trust	225	8,147
Welltower, Inc.	2,504	114,633

		2,793,935

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	616	175,640
Kroger Co. (The)	2,251	67,800
Walgreens Boots Alliance, Inc.	2,334	106,781
Walmart, Inc.	7,749	880,441

		1,230,662

Food Products — 2.2%
General Mills, Inc.	12,912	681,366
Hershey Co. (The)	4,784	633,880
JM Smucker Co. (The)	727	80,697
Kraft Heinz Co. (The)	374	9,253
Lamb Weston Holdings, Inc.	1,610	91,931
Lancaster Colony Corp.	83	12,005
Tyson Foods, Inc., Class A	619	35,822

		1,544,954

Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	1,035	71,995

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories(a)	5,030	396,917
Edwards Lifesciences Corp.(b)	838	158,064
Hologic, Inc.(b)	3,182	111,688
IDEXX Laboratories, Inc.(b)	71	17,199
Medtronic plc	4,683	422,313
STERIS plc	1,228	171,883
Stryker Corp.(a)	2,620	436,204

		1,714,268

Health Care Providers & Services — 2.8%
AMN Healthcare Services, Inc.(b)	415	23,991
Anthem, Inc.	1,778	403,677
Cardinal Health, Inc.	454	21,765
Cigna Corp.	2,266	401,490
CVS Health Corp.	12,352	732,844
HCA Healthcare, Inc.	1,477	132,708
Humana, Inc.	223	70,027
McKesson Corp.	543	73,446
Molina Healthcare, Inc.(b)	88	12,295
UnitedHealth Group, Inc.	363	90,525

		1,962,768

Health Care Technology — 0.1%
Teladoc Health, Inc.(b)	455	70,529

Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp.	2,418	34,868
Chipotle Mexican Grill, Inc.(b)	101	66,094
Choice Hotels International, Inc.(a)	1,355	82,994
Darden Restaurants, Inc.(a)	639	34,800
Dunkin’ Brands Group, Inc.	1,586	84,217
Extended Stay America, Inc.	11,225	82,055
International Game Technology plc(a)	3,018	17,957
McDonald’s Corp.	3,505	579,552
Texas Roadhouse, Inc.	1,904	78,635
Vail Resorts, Inc.	112	16,543

		1,077,715

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 0.3%
DR Horton, Inc.	5,638	$191,692
Garmin Ltd.	225	16,866

		208,558

Household Products — 3.6%
Clorox Co. (The)(a)	1,220	211,365
Procter & Gamble Co. (The)	20,876	2,296,360

		2,507,725

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	492	61,638
General Electric Co.	15,667	124,396
Honeywell International, Inc.	4,256	569,410
Roper Technologies, Inc.(a)	657	204,859

		960,303

Insurance — 3.7%
American International Group, Inc.	2,025	49,106
American National Insurance Co.	228	18,783
Arthur J Gallagher & Co.	4,498	366,632
Brown & Brown, Inc.	751	27,201
Cincinnati Financial Corp.	3,856	290,935
First American Financial Corp.	2,677	113,532
Globe Life, Inc.(a)	3,601	259,164
Hartford Financial Services Group, Inc. (The)	1,281	45,143
Lincoln National Corp.	2,508	66,011
Marsh & McLennan Cos., Inc.	1,827	157,962
MetLife, Inc.	3,967	121,271
Prudential Financial, Inc.	12,610	657,485
Reinsurance Group of America, Inc.	834	70,173
Travelers Cos., Inc. (The)	392	38,945
Unum Group	6,414	96,274
Willis Towers Watson plc	829	140,806
WR Berkley Corp.	336	17,529

		2,536,952

Interactive Media & Services — 0.3%(b)
Alphabet, Inc., Class A	74	85,984
TripAdvisor, Inc.	1,121	19,494
Twitter, Inc.	1,922	47,204
Yelp, Inc.	1,158	20,879

		173,561

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.(b)	291	567,368

IT Services — 1.2%
Automatic Data Processing, Inc.	2,034	278,007
Fidelity National Information Services, Inc.	1,015	123,465
Jack Henry & Associates, Inc.	475	73,739
Mastercard, Inc., Class A	1,486	358,958
VeriSign, Inc.(b)	64	11,526

		845,695

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(b)	121	42,418

Machinery — 2.7%
AGCO Corp.	2,446	115,573
Caterpillar, Inc.	726	84,245
Deere & Co.	217	29,981
Fortive Corp.	1,384	76,383
IDEX Corp.	1,906	263,238
Oshkosh Corp.	4,816	309,813
PACCAR, Inc.	13,804	843,838
Snap-on, Inc.(a)	1,585	172,480

		1,895,551

Security	Shares	Value

Media — 2.0%
AMC Networks, Inc., Class A(b)	1,197	$29,099
Comcast Corp., Class A	12,016	413,110
Discovery, Inc., Class A(a)(b)	16,773	326,067
Discovery, Inc., Class C(b)	375	6,578
Interpublic Group of Cos., Inc. (The)(a)	22,666	366,962
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	541	17,144
Nexstar Media Group, Inc., Class A(a)	381	21,995
Sirius XM Holdings, Inc.(a)	39,005	192,685

		1,373,640

Metals & Mining — 0.5%
Alcoa Corp.(b)	9,679	59,623
Freeport-McMoRan, Inc.	3,887	26,237
Reliance Steel & Aluminum Co.	2,015	176,494
Southern Copper Corp	920	25,907
Steel Dynamics, Inc.	1,885	42,488

		330,749

Multiline Retail — 0.8%
Dollar General Corp.	1,742	263,060
Target Corp.	3,428	318,701

		581,761

Multi-Utilities — 2.9%
Ameren Corp.	8,777	639,229
CMS Energy Corp.	1,873	110,039
Consolidated Edison, Inc.	7,424	579,072
DTE Energy Co.	7,224	686,063

		2,014,403

Oil, Gas & Consumable Fuels — 5.3%
Apache Corp.(a)	2,127	8,891
Chevron Corp.	9,367	678,733
Concho Resources, Inc.	998	42,764
ConocoPhillips	8,908	274,367
Continental Resources, Inc.(a)(b)	12,811	97,876
Devon Energy Corp.	5,086	35,144
Diamondback Energy, Inc	621	16,270
EOG Resources, Inc.	11,110	399,071
Exxon Mobil Corp.	30,887	1,172,779
Kinder Morgan, Inc.	13,799	192,082
Marathon Oil Corp.(a)	39,191	128,938
Marathon Petroleum Corp.	6,638	156,790
ONEOK, Inc.	533	11,625
Pioneer Natural Resources Co.	188	13,188
Suncor Energy, Inc.	1,478	23,352
Valero Energy Corp.	4,463	202,442
Williams Cos., Inc. (The)	16,251	229,952

		3,684,264

Paper & Forest Products — 0.3%
Domtar Corp.	8,502	183,983

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	703	112,016

Pharmaceuticals — 6.7%
Allergan plc	1,410	249,711
Bristol-Myers Squibb Co	6,138	342,132
Johnson & Johnson	18,477	2,422,889
Merck & Co., Inc.	4,785	368,158
Mylan NV(b)	6,287	93,739
Pfizer, Inc.	30,994	1,011,644
Zoetis, Inc.	960	112,983

		4,601,256

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.3%
IHS Markit Ltd.(b)	2,370	$142,200
Robert Half International, Inc.	2,613	98,641

		240,841

Road & Rail — 0.5%
CSX Corp.	2,290	131,217
Landstar System, Inc.	97	9,298
Lyft, Inc., Class A(b)	502	13,479
Norfolk Southern Corp.	1,059	154,614
Ryder System, Inc.	340	8,989
Uber Technologies, Inc.(b)	1,716	47,911

		365,508

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.	1,310	60,024
Cirrus Logic, Inc.(b)	1,550	101,727
Cypress Semiconductor Corp.	2,364	55,129
Intel Corp.	28,175	1,524,831
Lam Research Corp.	1,050	252,000
Micron Technology, Inc.(b)	2,939	123,614
Skyworks Solutions, Inc.	2,424	216,657

		2,333,982

Software — 1.3%
Adobe, Inc.(b)	636	202,401
Atlassian Corp. plc, Class A(b)	449	61,630
Citrix Systems, Inc.	556	78,702
Cloudflare, Inc., Class A(b)	2,979	69,947
DocuSign, Inc.(b)	794	73,365
Microsoft Corp.	423	66,711
RingCentral, Inc., Class A(b)	300	63,573
Slack Technologies, Inc., Class A(b)	2,326	62,430
Smartsheet, Inc., Class A(b)	1,490	61,850
Teradata Corp.(b)	918	18,810
Zoom Video Communications, Inc., Class A(b)	468	68,384
Zscaler, Inc.(b)	1,092	66,459

		894,262

Specialty Retail — 0.7%
AutoNation, Inc.(b)	251	7,043
Home Depot, Inc. (The)	2,090	390,224
Lithia Motors, Inc., Class A(a)	227	18,566
Lowe’s Cos., Inc.	677	58,256

		474,089

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.2%
HP, Inc.	9,008	$156,379

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(b)	385	72,977
NIKE, Inc., Class B(a)	1,622	134,204

		207,181

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	1,298	8,242

Tobacco — 0.1%
Philip Morris International, Inc.	831	60,630

Trading Companies & Distributors — 0.4%
GATX Corp.(a)	4,314	269,884

Water Utilities — 1.1%
American Water Works Co., Inc.	6,527	780,368

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	9,662	161,935
United States Cellular Corp.(b)	5,512	161,447

		323,382

Total Common Stocks — 97.0% (Cost: $83,062,353)		67,099,203

Total Long-Term Investments — 97.0% (Cost: $83,062,353)		67,099,203

Short-Term Securities — 10.5%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	2,157,691	2,157,691
SL Liquidity Series, LLC, Money Market Series, 0.88%(d)	5,122,592	5,121,056

Total Short-Term Securities — 10.5% (Cost: $7,279,690)		7,278,747

Total Investments — 107.5% (Cost: $90,342,043)		74,377,950
Liabilities in Excess of Other Assets — (7.5)%		(5,194,778)

Net Assets — 100.0%		$69,183,172

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss	) (a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	915,491	1,242,200	—	2,157,691	$2,157,691	$3,050		$—		$—
SL Liquidity Series, LLC, Money Market Series(b)	6,772,706	—	(1,650,114)	5,122,592	5,121,056	4,457(c	)	(9,865)		(1,269)

					$7,278,747	$7,507		$(9,865)		$(1,269)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Value V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	18	06/19/20	$ 2,313	$144,488

Glossary of Terms Used in this Report

Portfolio Abbreviations

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$67,099,203	$—	$—	$67,099,203
Short-Term Securities	2,157,691	—	—	2,157,691

Subtotal	$69,256,894	$—	$—	$69,256,894

Investments Valued at NAV(b)				5,121,056

Total Investments				$74,377,950

Derivative Financial Instruments (c)
Assets:
Equity contracts	$144,488	$—	$—	$144,488

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5